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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-01466

                                    Pioneer Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2014 through June 30, 2014


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO STOCKHOLDERS.


                 Pioneer Fund

--------------------------------------------------------------------------------
                 Semiannual Report | June 30, 2014
--------------------------------------------------------------------------------

                 Ticker Symbols:

                 Class A    PIODX
                 Class B    PBODX
                 Class C    PCODX
                 Class R    PIORX
                 Class Y    PYODX
                 Class Z    PIOZX

                 [LOGO] PIONEER
                        Investments(R)
                      visit us: us.pioneerinvestments.com

Table of Contents

Letter to Shareowners                                                          2

Portfolio Management Discussion                                                4

Portfolio Summary                                                              9

Prices and Distributions                                                      10

Performance Update                                                            11

Comparing Ongoing Fund Expenses                                               17

Schedule of Investments                                                       19

Financial Statements                                                          27

Notes to Financial Statements                                                 37

Trustees, Officers and Service Providers                                      46

                                    Pioneer Fund | Semiannual Report | 6/30/14 1

President's Letter

Dear Shareowner,

As we move past the midway point of 2014, U.S. economic growth is still expected to exceed 2% for the full calendar year, despite the fact that U.S. gross domestic product (GDP) for the first quarter was revised down to -2.9% in May. The markets, in fact, almost completely ignored that bad news, as more timely data -- especially labor market data -- pointed to continuing economic strength. By mid-year, the number of people filing initial unemployment claims and the number of job openings were at levels last seen during the boom years of 2005 through 2007, and unemployment was down to just over 6%. Barring an external shock, we think it's likely that the domestic economic expansion will continue. The Federal Reserve System (the Fed) is widely expected to end its stimulative QE (quantitative easing) program by the end of this year and to begin raising the Federal funds rate in 2015; two more signs that the U.S. economic recovery is on increasingly solid footing. The timing and pace of Fed's actions remain uncertain, however, as Fed Chair Janet Yellen has continually stressed that Fed policy will be sensitive to incoming economic data, and any signs of accelerating inflation could prompt an earlier increase in the Federal funds rate.

A modestly improving European economy and continuing economic improvement in Japan appear likely to result in improving global economic growth in the second half of 2014, further supporting the U.S. economy. Some slack remains in the labor markets and capacity utilization, which offers the potential for continuing non-inflationary growth.

While the U.S. economy appears robust and the global economy seems to be improving, there are still weaknesses and risks to the economic outlook. Risks of an adverse shock also remain. Military conflicts and political tensions are widespread, with particular concerns about recent developments in the Middle East that could prove disruptive to the global oil supply. While most of the widely recognized risks may already be "priced into" the market, we caution against complacency and believe investors should continue to expect market volatility.

2 Pioneer Fund | Semiannual Report | 6/30/14

At Pioneer, we have long advocated the benefits of staying diversified and investing for the long term. And while diversification does not assure a profit or protect against loss in a declining market, we believe there are still opportunities for prudent investors to earn attractive returns. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs, keeping in mind that there is no single best strategy that works for every investor.

Pioneer's investment teams have, since 1928, sought out attractive opportunities in equity and bond markets, using in-depth research to identify undervalued individual securities, and using thoughtful risk management to construct portfolios which seek to balance potential risks and rewards in an ever-changing world.

We encourage you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at us.pioneerinvestments.com. We greatly appreciate your trust in us, and we thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury*

Daniel K. Kingsbury*
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

*    Mr. Kingsbury resigned effective August 8, 2014.

                                    Pioneer Fund | Semiannual Report | 6/30/14 3

Portfolio Management Discussion | 6/30/14

In the following interview, John Carey, Executive Vice President and Head of U.S. Core Value at Pioneer Investments, discusses the investment environment during the six-month period ended June 30, 2014, and Pioneer Fund's performance during the period. Mr. Carey is responsible for the day-to-day management of the Pioneer Fund.

Q How would you describe the market for equities during the six-month period ended June 30, 2014?

A As the new year of 2014 began, the U. S. stock market, as measured by the Fund's benchmark, the Standard & Poor's 500 Index (the S&P 500), paused. After its strong advance of 2013, the market treaded water for a couple of weeks. Then it took a sharp plunge into early February. After that, though, the market staged a strong recovery. By the end of the period the S&P 500 showed a gain for the full six months. So, while volatile, the market was positive during the period as a whole, and patient investors were able to reap rewards.

     While general economic data and corporate earnings have continued to be relatively strong, geopolitical events have caused concerns among investors. The conflict in the Ukraine, the fighting between Israel and the group Hamas, tensions between China and its neighbors, and continued chaos in several other countries in the Middle East and Africa have all caught the attention of investors and led them to worry about potential disruptions to trade and to the supply of certain raw materials. The prospect for higher interest rates as we move through 2014 and into 2015 has likewise remained a source of anxiety. And, while inflation numbers have stayed modest, a rise in the price of several commodities as well as increasing costs of services have led to a view that inflation could at some point accelerate. The correction we saw in the stock market during the second half of January 2014 resulted, we think, from some of those jitters, and also from pessimism about first calendar quarter 2014 corporate earnings due to cold, snowy weather conditions in much of the U. S. over the winter months. In the event, the "macroeconomic" risks stayed contained through the end of the six-month reporting period, and earnings for the first quarter came in meaningfully above expectations. So, after the sinking spell, the market rallied. As we write, earnings reports for

4 Pioneer Fund | Semiannual Report | 6/30/14 the second quarter are also coming in at the high end of expectations. Nonetheless, we are keeping a weather eye, recognizing the risks to the positive situation.

Q How did the Fund perform in that environment during the six-month period ended June 30, 2014?

A Pioneer Fund's Class A shares returned 6.67% at net asset value during the six-month period ended June 30, 2014, while the Fund's benchmark, the S&P 500 Index, returned 7.12%. During the same period, the average return of the 938 mutual funds in Lipper's Large Cap Core Funds category was 6.36%, and the average return of the 1,642 mutual funds in Morningstar's Large Blend Funds category was 6.39%.

Q What were some of the key reasons for the Fund's slight underperformance of the S&P 500 Index during the six-month period ended June 30, 2014, and which of your investment decisions or individual security selections aided benchmark-relative performance?

A The primary reasons for the Fund's benchmark-relative underperformance during the period were an underweight to the top-performing utilities sector and stock selection in information technology and energy. We felt that valuation levels in utilities were rich, due to the great interest among investors in higher dividend-paying* stocks, and so we had not emphasized holding them in the portfolio. In information technology, the portfolio did hold shares of the strong-performing Apple, but the position weight was less than that in the benchmark S&P 500. In energy, two of the Fund's holdings, Cabot Oil & Gas and Marathon Petroleum, actually showed declines in price, while the energy sector in the S&P 500 had a positive return during the period, second only to that of the utilities. In the case of Cabot, investors grew frustrated over the length of time it would take to build a pipeline enabling the company to get all of its potential natural-gas production to market. Marathon Petroleum, a refiner of petroleum products, declined as investors worried about near-term trends in profit margins in the refining industry. We elected to retain both stocks, viewing the longer-term prospects more favorably.

     On the positive side, the Fund showed solid performance attribution from stock selection in consumer discretionary, consumer staples, and industrials. The portfolio's long-term holding in John Wiley & Sons, publisher of scientific journals and books, fared very well within consumer

*    Dividends are not guaranteed.

                                    Pioneer Fund | Semiannual Report | 6/30/14 5
     discretionary; in consumer staples, Walgreen was a stand-out performer; and in industrials the Fund's railroad stocks, Norfolk Southern and Union Pacific, both showed gains during the period. The Fund's performance also benefited from not owning any shares of the underforming Amazon.com in consumer discretionary, and Wal-Mart in consumer staples. While we admire both companies, we have not been able to justify in our mind the very high price-to-earnings multiple at which Amazon's stock sells; regarding Wal-Mart, we have wanted to see progress with respect to operational issues that appear to have arisen over the past couple of years.

Q Could you highlight some of the key purchases and sales that you made in the Fund's portfolio over the course of the six-month period ended June 30, 2014?

A The portfolio showed ten new holdings during the period and also exited ten positions. Roche is a leading, worldwide pharmaceuticals company, based in Switzerland, with strong positions in cardiovascular, oncological, and respiratory drugs, among many others. Mead Johnson provides nutritional products for infants and children and for their mothers. Health insurer Humana appears to be prospering under the new, Affordable Care Act. Regions Financial and State Street expand the portfolio's exposure to financial services; Scripps Networks Interactive and CBS offer growth potential in the entertainment and broadcasting industries; and American Airlines Group helps the Fund participate in consumer travel. In addition to the new purchases, the portfolio received shares of NOW, which was spun out from an existing holding in National Oilwell Varco and is a distributor of oil-drilling equipment; and shares of Time, the well-known magazine publisher, which spun out from Fund holding Time Warner.

     Liquidated from the Fund's portfolio during the six-month period were positions in stocks we felt had reached fair value or that no longer seemed to us to offer above-average opportunities for appreciation. Among the exited positions during the period was Covidien, which received a premium takeover offer from another company and reached what we considered to be a full valuation. Other stocks eliminated, for a variety of reasons, were Chevron, International Paper, Coach, Comcast, Target, Amgen, Citigroup, Mastercard, and Oracle.

6 Pioneer Fund | Semiannual Report | 6/30/14

Q Economic signals appeared generally positive as of June 30, 2014, though worries persisted among investors about any number of issues. What is your outlook for the market and the domestic economy as we move into the second half of 2014?

A The daily headlines about events in such diverse and far-flung places as the Ukraine, Nigeria, Iraq, the Gaza strip, Afghanistan, China, and Venezuela, among many others, remind us that we are in an interconnected and even interdependent world. Whether, for example, Europe does continue in its apparent, if very slow, economic recovery, whether the Middle East remains a reliable source of oil, and whether China does resume a brisk pace of economic expansion are all matters of speculative interest to today's investor. Likewise, the course of political developments here at home in the United States, the condition of our employment markets, and the pace of our productivity and industrial innovation are consequential to the fortunes of numerous companies. Of utmost importance to investors in stocks are of course corporate earnings, and so far earnings have remained strong. However, from one day and week and month to the next, headline stories about economic trends and political events can either give investors pause or provide them with encouragement.

     Our own view is that the underlying economy in the U.S. is still growing and that companies with astute managements, sound finances, and good industry positions should be able to achieve continued earnings growth at least for a while. We do worry, though, about the chaos creeping, even bounding, into parts of the world where territorial and other types of disputes are prevalent. What we would say, then, in regard to our forecast is that barring potential geopolitical shocks we generally like what we see in regard to business conditions. We are hopeful for the market in an environment where trade and commerce can take place and investors can plan for the future.

     Thank you as always for your support.

                                    Pioneer Fund | Semiannual Report | 6/30/14 7

Please refer to the Schedule of Investments on pages 19-26 for a full listing of Fund securities.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These opinions should not be relied upon for any other purposes.

8 Pioneer Fund | Semiannual Report | 6/30/14

Portfolio Summary | 6/30/14

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                                         96.0%
International Common Stocks                                                 3.4%
Depositary Receipts for International Stocks                                0.6%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Financials                                                                 16.5%
Health Care                                                                16.4%
Information Technology                                                     15.5%
Consumer Discretionary                                                     13.7%
Consumer Staples                                                           11.9%
Industrials                                                                11.8%
Energy                                                                      9.6%
Materials                                                                   2.7%
Telecommunication Services                                                  1.0%
Utilities                                                                   0.9%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.   John Wiley & Sons, Inc.                                              3.11%
--------------------------------------------------------------------------------
 2.   Wells Fargo & Co.                                                    2.57
--------------------------------------------------------------------------------
 3.   The Hershey Co.                                                      2.29
--------------------------------------------------------------------------------
 4.   Microsoft Corp.                                                      2.28
--------------------------------------------------------------------------------
 5.   Walgreen Co.                                                         2.15
--------------------------------------------------------------------------------
 6.   Apple, Inc.                                                          2.10
--------------------------------------------------------------------------------
 7.   Johnson & Johnson                                                    2.00
--------------------------------------------------------------------------------
 8.   The PNC Financial Services Group, Inc.                               1.98
--------------------------------------------------------------------------------
 9.   3M Co.                                                               1.81
--------------------------------------------------------------------------------
10.   United Technologies Corp.                                            1.79
--------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

                                    Pioneer Fund | Semiannual Report | 6/30/14 9

Prices and Distributions | 6/30/14

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        Class                          6/30/14                    12/31/13
--------------------------------------------------------------------------------
          A                            $41.61                      $39.18
--------------------------------------------------------------------------------
          B                            $39.74                      $37.49
--------------------------------------------------------------------------------
          C                            $39.02                      $36.75
--------------------------------------------------------------------------------
          R                            $41.73                      $39.27
--------------------------------------------------------------------------------
          Y                            $41.87                      $39.40
--------------------------------------------------------------------------------
          Z                            $41.75                      $39.29
--------------------------------------------------------------------------------

Distributions per Share: 1/1/14-6/30/14
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      Net Investment         Short-Term           Long-Term
        Class             Income            Capital Gains        Capital Gains
--------------------------------------------------------------------------------
          A              $0.1800                $   --             $      --
--------------------------------------------------------------------------------
          B              $    --                $   --             $      --
--------------------------------------------------------------------------------
          C              $0.0400                $   --             $      --
--------------------------------------------------------------------------------
          R              $0.1100                $   --             $      --
--------------------------------------------------------------------------------
          Y              $0.2300                $   --             $      --
--------------------------------------------------------------------------------
          Z              $0.2000                $   --             $      --
--------------------------------------------------------------------------------

Index Definition
--------------------------------------------------------------------------------
The Standard & Poor's 500 Index is an unmanaged, commonly used measure of the broad U.S. stock market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 11-16.

10 Pioneer Fund | Semiannual Report | 6/30/14

Performance Update | 6/30/14                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class A shares of Pioneer Fund at public offering price during the periods shown, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of June 30, 2014)
--------------------------------------------------------------------------------
                                        Net            Public
                                        Asset          Offering
                                        Value          Price        S&P 500
Period                                  (NAV)          (POP)        Index
--------------------------------------------------------------------------------
10 Years                                 7.13%          6.50%       7.78%
5 Years                                 16.07          14.71        18.82
1 Year                                  24.74          17.57        24.58
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2014)
--------------------------------------------------------------------------------
                                        Gross
--------------------------------------------------------------------------------
                                        0.97%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                          Pioneer Fund   Standard & Poor's 500 Index
6/30/2004                 $  9,425       $ 10,000
6/30/2005                 $ 10,215       $ 10,632
6/30/2006                 $ 11,482       $ 11,549
6/30/2007                 $ 13,792       $ 13,925
6/30/2008                 $ 12,069       $ 12,099
6/30/2009                 $  8,909       $  8,929
6/30/2010                 $ 10,010       $ 10,218
6/30/2011                 $ 13,182       $ 13,352
6/30/2012                 $ 12,594       $ 14,077
6/30/2013                 $ 15,048       $ 16,975
6/30/2014                 $ 18,772       $ 21,148

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                                   Pioneer Fund | Semiannual Report | 6/30/14 11

Performance Update | 6/30/14                                      Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class B shares of Pioneer Fund during the periods shown, compared to that of the Standard & Poor's 500 Index.


Average Annual Total Returns
(As of June 30, 2014)
--------------------------------------------------------------------------------
                                        If             If           S&P 500
Period                                  Held           Redeemed     Index
--------------------------------------------------------------------------------
10 Years                                 6.01%          6.01%        7.78%
5 Years                                 14.71          14.71        18.82
1 Year                                  23.13          19.13        24.58
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2014)
--------------------------------------------------------------------------------
                                        Gross
--------------------------------------------------------------------------------
                                        2.24%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                          Pioneer Fund   Standard & Poor's 500 Index
6/30/2004                 $ 10,000       $ 10,000
6/30/2005                 $ 10,744       $ 10,632
6/30/2006                 $ 11,960       $ 11,549
6/30/2007                 $ 14,250       $ 13,925
6/30/2008                 $ 12,356       $ 12,099
6/30/2009                 $  9,027       $  8,929
6/30/2010                 $ 10,034       $ 10,218
6/30/2011                 $ 13,068       $ 13,352
6/30/2012                 $ 12,336       $ 14,077
6/30/2013                 $ 14,558       $ 16,975
6/30/2014                 $ 17,926       $ 21,148

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

12 Pioneer Fund | Semiannual Report | 6/30/14

Performance Update | 6/30/14                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class C shares of Pioneer Fund during the periods shown, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of June 30, 2014)
--------------------------------------------------------------------------------
                                        If             If           S&P 500
Period                                  Held           Redeemed     Index
--------------------------------------------------------------------------------
10 Years                                 6.30%          6.30%        7.78%
5 Years                                 15.17          15.17        18.82
1 Year                                  23.78          23.78        24.58
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2014)
--------------------------------------------------------------------------------
                                        Gross
--------------------------------------------------------------------------------
                                        1.74%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                          Pioneer Fund   Standard & Poor's 500 Index
6/30/2004                 $ 10,000       $ 10,000
6/30/2005                 $ 10,752       $ 10,632
6/30/2006                 $ 11,993       $ 11,549
6/30/2007                 $ 14,291       $ 13,925
6/30/2008                 $ 12,408       $ 12,099
6/30/2009                 $  9,089       $  8,929
6/30/2010                 $ 10,131       $ 10,218
6/30/2011                 $ 13,240       $ 13,352
6/30/2012                 $ 12,551       $ 14,077
6/30/2013                 $ 14,882       $ 16,975
6/30/2014                 $ 18,420       $ 21,148

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                                   Pioneer Fund | Semiannual Report | 6/30/14 13

Performance Update | 6/30/14                                      Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class R shares of Pioneer Fund during the periods shown, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of June 30, 2014)
--------------------------------------------------------------------------------
                                        If             If           S&P 500
Period                                  Held           Redeemed     Index
--------------------------------------------------------------------------------
10 Years                                 6.89%          6.89%        7.78%
5 Years                                 15.70          15.70        18.82
1 Year                                  24.23          24.23        24.58
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2014)
--------------------------------------------------------------------------------
                                        Gross
--------------------------------------------------------------------------------
                                        1.34%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                          Pioneer Fund   Standard & Poor's 500 Index
6/30/2004                 $ 10,000       $ 10,000
6/30/2005                 $ 10,829       $ 10,632
6/30/2006                 $ 12,156       $ 11,549
6/30/2007                 $ 14,579       $ 13,925
6/30/2008                 $ 12,740       $ 12,099
6/30/2009                 $  9,393       $  8,929
6/30/2010                 $ 10,520       $ 10,218
6/30/2011                 $ 13,804       $ 13,352
6/30/2012                 $ 13,154       $ 14,077
6/30/2013                 $ 15,677       $ 16,975
6/30/2014                 $ 19,475       $ 21,148

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

14 Pioneer Fund | Semiannual Report | 6/30/14

Performance Update | 6/30/14                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Class Y shares of Pioneer Fund during the periods shown, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of June 30, 2014)
--------------------------------------------------------------------------------
                                        If             If           S&P 500
Period                                  Held           Redeemed     Index
--------------------------------------------------------------------------------
10 Years                                 7.57%          7.57%        7.78%
5 Years                                 16.51          16.51        18.82
1 Year                                  25.12          25.12        24.58
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2014)
--------------------------------------------------------------------------------
                                        Gross
--------------------------------------------------------------------------------
                                        0.63%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                          Pioneer Fund   Standard & Poor's 500 Index
6/30/2004                 $  5,000,000   $  5,000,000
6/30/2005                 $  5,442,114   $  5,315,912
6/30/2006                 $  6,143,274   $  5,774,378
6/30/2007                 $  7,408,082   $  6,962,377
6/30/2008                 $  6,508,117   $  6,049,395
6/30/2009                 $  4,829,499   $  4,464,650
6/30/2010                 $  5,450,797   $  5,108,839
6/30/2011                 $  7,205,683   $  6,676,218
6/30/2012                 $  6,910,932   $  7,038,601
6/30/2013                 $  8,287,190   $  8,487,403
6/30/2014                 $ 10,368,560   $ 10,573,856

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                                   Pioneer Fund | Semiannual Report | 6/30/14 15

Performance Update | 6/30/14                                      Class Z Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class Z shares of Pioneer Fund during the periods shown, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of June 30, 2014)
--------------------------------------------------------------------------------
                                        If             If           S&P 500
Period                                  Held           Redeemed     Index
--------------------------------------------------------------------------------
10 Years                                 7.38%          7.38%        7.78%
5 Years                                 16.33          16.33        18.82
1 Year                                  24.92          24.92        24.58
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated May 1, 2014)
--------------------------------------------------------------------------------
                                        Gross
--------------------------------------------------------------------------------
                                        0.85%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                          Pioneer Fund   Standard & Poor's 500 Index
6/30/2004                 $ 10,000       $ 10,000
6/30/2005                 $ 10,839       $ 10,632
6/30/2006                 $ 12,183       $ 11,549
6/30/2007                 $ 14,640       $ 13,925
6/30/2008                 $ 12,893       $ 12,099
6/30/2009                 $  9,567       $  8,929
6/30/2010                 $ 10,786       $ 10,218
6/30/2011                 $ 14,243       $ 13,352
6/30/2012                 $ 13,637       $ 14,077
6/30/2013                 $ 16,316       $ 16,975
6/30/2014                 $ 20,383       $ 21,148

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of Class Z shares on April 30, 2007, reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Z shares, the performance for Class Z shares prior to their inception would have been higher than that shown. Class Z shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

16 Pioneer Fund | Semiannual Report | 6/30/14

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses.You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Fund

Based on actual returns from January 1, 2014, through June 30, 2014.

-----------------------------------------------------------------------------------
Share Class            A          B          C          R          Y          Z
-----------------------------------------------------------------------------------
Beginning Account  $1,000.00  $1,000.00  $1,000.00  $1,000.00  $1,000.00  $1,000.00
Value on 1/1/14
-----------------------------------------------------------------------------------
Ending Account     $1,066.70  $1,060.00  $1,062.90  $1,065.50  $1,068.70  $1,067.80
Value on 6/30/14
-----------------------------------------------------------------------------------
Expenses Paid      $    4.92  $   11.65  $    8.85  $    6.30  $    3.39  $    3.95
During Period*
-----------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio of 0.96%, 2.28%, 1.73%, 1.23%, 0.66%, and 0.77% for Class A, Class B, Class C,
     Class R, Class Y and Class Z shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                   Pioneer Fund | Semiannual Report | 6/30/14 17

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2014, through June 30, 2014.

-----------------------------------------------------------------------------------
Share Class            A          B          C          R          Y          Z
-----------------------------------------------------------------------------------
Beginning Account  $1,000.00  $1,000.00  $1,000.00  $1,000.00  $1,000.00  $1,000.00
Value on 1/1/14
-----------------------------------------------------------------------------------
Ending Account     $1,020.03  $1,013.49  $1,016.22  $1,018.70  $1,021.52  $1,020.98
Value on 6/30/14
-----------------------------------------------------------------------------------
Expenses Paid      $    4.81  $   11.38  $    8.65  $    6.16  $    3.31  $    3.86
During Period*
-----------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio of 0.96%, 2.28%, 1.73%, 1.23%, 0.66%, and 0.77% for Class A, Class B, Class C,
     Class R, Class Y and Class Z shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

18 Pioneer Fund | Semiannual Report | 6/30/14

Schedule of Investments | 6/30/14 (unaudited)

------------------------------------------------------------------------------------
Shares                                                                Value
------------------------------------------------------------------------------------
              COMMON STOCKS -- 99.7%
              ENERGY -- 9.6%
              Oil & Gas Drilling -- 0.8%
   490,804    Ensco Plc                                               $   27,273,978
   144,809    Helmerich & Payne, Inc.                                     16,813,773
                                                                      --------------
                                                                      $   44,087,751
------------------------------------------------------------------------------------
              Oil & Gas Equipment & Services -- 2.6%
   322,921    Cameron International Corp.*                            $   21,864,981
   170,594    FMC Technologies, Inc.*                                     10,418,176
   313,123    Halliburton Co.                                             22,234,864
   322,105    National Oilwell Varco, Inc.                                26,525,347
   478,359    Schlumberger, Ltd.                                          56,422,444
                                                                      --------------
                                                                      $  137,465,812
------------------------------------------------------------------------------------
              Integrated Oil & Gas -- 1.2%
   495,259    Exxon Mobil Corp.                                       $   49,862,676
   132,622    Occidental Petroleum Corp.                                  13,610,996
                                                                      --------------
                                                                      $   63,473,672
------------------------------------------------------------------------------------
              Oil & Gas Exploration & Production -- 3.7%
   375,786    Apache Corp.                                            $   37,811,587
 1,167,258    Cabot Oil & Gas Corp.                                       39,850,188
   451,948    ConocoPhillips                                              38,745,502
 1,093,131    Marathon Oil Corp.                                          43,637,790
   851,076    Southwestern Energy Co.*                                    38,715,447
                                                                      --------------
                                                                      $  198,760,514
------------------------------------------------------------------------------------
              Oil & Gas Refining & Marketing -- 1.3%
   411,427    Marathon Petroleum Corp.*                               $   32,120,106
   443,762    Phillips 66                                                 35,691,778
                                                                      --------------
                                                                      $   67,811,884
                                                                      --------------
              Total Energy                                            $  511,599,633
------------------------------------------------------------------------------------
              MATERIALS -- 2.7%
              Fertilizers & Agricultural Chemicals -- 0.8%
   192,778    Monsanto Co.                                            $   24,047,128
   334,112    The Mosaic Co.                                              16,521,838
                                                                      --------------
                                                                      $   40,568,966
------------------------------------------------------------------------------------
              Industrial Gases -- 0.8%
   391,800    Airgas, Inc.                                            $   42,670,938
------------------------------------------------------------------------------------
              Specialty Chemicals -- 1.1%
   555,292    Ecolab, Inc.                                            $   61,826,211
                                                                      --------------
              Total Materials                                         $  145,066,115
------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                   Pioneer Fund | Semiannual Report | 6/30/14 19

------------------------------------------------------------------------------------
Shares                                                                Value
------------------------------------------------------------------------------------
              CAPITAL GOODS -- 9.3%
              Aerospace & Defense -- 1.8%
   826,600    United Technologies Corp.                               $   95,430,970
------------------------------------------------------------------------------------
              Building Products -- 0.3%
   287,617    Allegion Plc                                            $   16,302,132
------------------------------------------------------------------------------------
              Electrical Components & Equipment -- 0.8%
   312,119    Eaton Corp. Plc                                         $   24,089,344
   166,775    Rockwell Automation, Inc.                                   20,873,559
                                                                      --------------
                                                                      $   44,962,903
------------------------------------------------------------------------------------
              Industrial Conglomerates -- 3.0%
   674,399    3M Co.                                                  $   96,600,913
 2,447,219    General Electric Co.                                        64,312,915
                                                                      --------------
                                                                      $  160,913,828
------------------------------------------------------------------------------------
              Construction & Farm Machinery & Heavy Trucks -- 1.5%
   328,110    Cummins, Inc.                                           $   50,624,092
   485,920    PACCAR, Inc.                                                30,530,354
                                                                      --------------
                                                                      $   81,154,446
------------------------------------------------------------------------------------
              Industrial Machinery -- 1.8%
   862,854    Ingersoll-Rand Plc                                      $   53,937,004
   388,269    SPX Corp.                                                   42,014,588
                                                                      --------------
                                                                      $   95,951,592
------------------------------------------------------------------------------------
              Trading Companies & Distributors -- 0.1%
    80,526    NOW, Inc./DE                                            $    2,915,846
                                                                      --------------
              Total Capital Goods                                     $  497,631,717
------------------------------------------------------------------------------------
              TRANSPORTATION -- 2.5%
              Airlines -- 0.4%
   500,000    American Airlines Group, Inc.                           $   21,480,000
------------------------------------------------------------------------------------
              Railroads -- 2.1%
   532,262    Norfolk Southern Corp.                                  $   54,838,954
   574,848    Union Pacific Corp.                                         57,341,088
                                                                      --------------
                                                                      $  112,180,042
                                                                      --------------
              Total Transportation                                    $  133,660,042
------------------------------------------------------------------------------------
              AUTOMOBILES & COMPONENTS -- 2.6%
              Auto Parts & Equipment -- 1.4%
   511,033    BorgWarner, Inc.                                        $   33,314,241
   829,708    Johnson Controls, Inc.                                      41,427,320
                                                                      --------------
                                                                      $   74,741,561
------------------------------------------------------------------------------------
              Automobile Manufacturers -- 1.2%
 3,709,150    Ford Motor Co.                                          $   63,945,746
                                                                      --------------
              Total Automobiles & Components                          $  138,687,307
------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

20 Pioneer Fund | Semiannual Report | 6/30/14

------------------------------------------------------------------------------------
Shares                                                                Value
------------------------------------------------------------------------------------
              CONSUMER SERVICES -- 1.2%
              Restaurants -- 1.2%
   362,593    McDonald's Corp.                                        $   36,527,619
   343,032    Starbucks Corp.                                             26,543,816
                                                                      --------------
                                                                      $   63,071,435
                                                                      --------------
              Total Consumer Services                                 $   63,071,435
------------------------------------------------------------------------------------
              MEDIA -- 6.6%
              Broadcasting -- 1.4%
   310,131    CBS Corp. (Class B)                                     $   19,271,540
   660,287    Scripps Networks Interactive, Inc.                          53,575,687
                                                                      --------------
                                                                      $   72,847,227
------------------------------------------------------------------------------------
              Movies & Entertainment -- 2.1%
 1,095,738    The Walt Disney Co.                                     $   93,948,576
   277,156    Time Warner, Inc.                                           19,470,209
                                                                      --------------
                                                                      $  113,418,785
------------------------------------------------------------------------------------
              Publishing -- 3.1%
 2,736,229    John Wiley & Sons, Inc.+                                $  165,788,115
    34,644    Time, Inc.                                                     839,078
                                                                      --------------
                                                                      $  166,627,193
                                                                      --------------
              Total Media                                             $  352,893,205
------------------------------------------------------------------------------------
              RETAILING -- 3.3%
              Department Stores -- 1.1%
   765,884    Macy's, Inc.                                            $   44,436,590
   226,528    Nordstrom, Inc.                                             15,388,047
                                                                      --------------
                                                                      $   59,824,637
------------------------------------------------------------------------------------
              Apparel Retail -- 1.5%
   545,883    Ross Stores, Inc.                                       $   36,099,243
   864,599    The TJX Companies, Inc.                                     45,953,437
                                                                      --------------
                                                                      $   82,052,680
------------------------------------------------------------------------------------
              Home Improvement Retail -- 0.7%
   330,558    Lowe's Companies, Inc.                                  $   15,863,478
   257,975    The Home Depot, Inc.                                        20,885,656
                                                                      --------------
                                                                      $   36,749,134
                                                                      --------------
              Total Retailing                                         $  178,626,451
------------------------------------------------------------------------------------
              FOOD & STAPLES RETAILING -- 3.2%
              Drug Retail -- 3.2%
   718,029    CVS Caremark Corp.                                      $   54,117,846
 1,541,331    Walgreen Co.                                               114,258,867
                                                                      --------------
                                                                      $  168,376,713
                                                                      --------------
              Total Food & Staples Retailing                          $  168,376,713
------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                   Pioneer Fund | Semiannual Report | 6/30/14 21

------------------------------------------------------------------------------------
Shares                                                                Value
------------------------------------------------------------------------------------
              FOOD, BEVERAGE & TOBACCO -- 6.5%
              Soft Drinks -- 0.9%
   344,094    Coca-Cola Enterprises, Inc.                             $   16,440,811
   392,823    Dr. Pepper Snapple Group, Inc.                              23,011,571
   126,747    PepsiCo., Inc.                                              11,323,577
                                                                      --------------
                                                                      $   50,775,959
------------------------------------------------------------------------------------
              Packaged Foods & Meats -- 5.6%
   316,652    Campbell Soup Co.                                       $   14,505,828
   738,187    General Mills, Inc.                                         38,784,350
   395,823    Kraft Foods Group, Inc.*                                    23,729,589
   463,191    Mead Johnson Nutrition Co.                                  43,155,505
 1,476,964    Mondelez International, Inc.                                55,548,616
 1,251,264    The Hershey Co.                                            121,835,576
                                                                      --------------
                                                                      $  297,559,464
                                                                      --------------
              Total Food, Beverage & Tobacco                          $  348,335,423
------------------------------------------------------------------------------------
              HOUSEHOLD & PERSONAL PRODUCTS -- 2.2%
              Household Products -- 2.2%
 1,101,686    Colgate-Palmolive Co.                                   $   75,112,951
   228,671    The Clorox Co.                                              20,900,529
   300,696    The Procter & Gamble Co.                                    23,631,699
                                                                      --------------
                                                                      $  119,645,179
                                                                      --------------
              Total Household & Personal Products                     $  119,645,179
------------------------------------------------------------------------------------
              HEALTH CARE EQUIPMENT & SERVICES -- 7.1%
              Health Care Equipment -- 4.3%
 1,112,248    Abbott Laboratories                                     $   45,490,943
   481,863    Becton Dickinson and Co.                                    57,004,393
   664,027    CR Bard, Inc.                                               94,962,501
 1,845,836    Smith & Nephew Plc                                          32,807,249
                                                                      --------------
                                                                      $  230,265,086
------------------------------------------------------------------------------------
              Health Care Distributors -- 1.1%
   303,690    McKesson Corp.                                          $   56,550,115
------------------------------------------------------------------------------------
              Health Care Services -- 0.8%
   337,122    DaVita HealthCare Partners, Inc.*                       $   24,380,663
   262,695    Express Scripts Holding Co.*                                18,212,644
                                                                      --------------
                                                                      $   42,593,307
------------------------------------------------------------------------------------
              Managed Health Care -- 0.9%
   459,084    Aetna, Inc.                                             $   37,222,531
   105,845    Humana, Inc.                                                13,518,523
                                                                      --------------
                                                                      $   50,741,054
                                                                      --------------
              Total Health Care Equipment & Services                  $  380,149,562
------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

22 Pioneer Fund | Semiannual Report | 6/30/14

------------------------------------------------------------------------------------
Shares                                                                Value
------------------------------------------------------------------------------------
              PHARMACEUTICALS, BIOTECHNOLOGY
              & LIFE SCIENCES -- 9.3%
              Biotechnology -- 1.7%
   510,818    Celgene Corp.*                                          $   43,869,050
   528,957    Gilead Sciences, Inc.*                                      43,855,825
                                                                      --------------
                                                                      $   87,724,875
------------------------------------------------------------------------------------
              Pharmaceuticals -- 6.7%
 1,137,248    AbbVie, Inc.                                            $   64,186,277
   368,918    Eli Lilly & Co.                                             22,935,632
 1,016,980    Johnson & Johnson                                          106,396,448
    83,830    Mallinckrodt Plc*                                            6,708,077
 1,012,652    Merck & Co., Inc.                                           58,581,918
 1,063,666    Pfizer, Inc.                                                31,569,607
    80,000    Roche Holding AG                                            23,870,495
 1,399,463    Zoetis, Inc.                                                45,160,671
                                                                      --------------
                                                                      $  359,409,125
------------------------------------------------------------------------------------
              Life Sciences Tools & Services -- 0.9%
   426,090    Thermo Fisher Scientific, Inc.                          $   50,278,620
                                                                      --------------
              Total Pharmaceuticals, Biotechnology & Life Sciences    $  497,412,620
------------------------------------------------------------------------------------
              BANKS -- 7.8%
              Diversified Banks -- 4.4%
   246,930    Canadian Imperial Bank of Commerce                      $   22,486,076
 1,659,885    US Bancorp/MN                                               71,906,218
 2,598,318    Wells Fargo & Co.                                          136,567,594
                                                                      --------------
                                                                      $  230,959,888
------------------------------------------------------------------------------------
              Regional Banks -- 3.4%
   987,684    BB&T Corp.                                              $   38,944,380
 1,927,994    KeyCorp                                                     27,628,154
 1,000,000    Regions Financial Corp.                                     10,620,000
 1,185,813    The PNC Financial Services Group, Inc.                     105,596,648
                                                                      --------------
                                                                      $  182,789,182
                                                                      --------------
              Total Banks                                             $  413,749,070
------------------------------------------------------------------------------------
              DIVERSIFIED FINANCIALS -- 5.5%
              Other Diversified Financial Services -- 1.2%
 2,137,124    Bank of America Corp.                                   $   32,847,596
   551,517    JPMorgan Chase & Co.                                        31,778,410
                                                                      --------------
                                                                      $   64,626,006
------------------------------------------------------------------------------------
              Consumer Finance -- 1.5%
   416,128    American Express Co.                                    $   39,478,063
   668,119    Discover Financial Services, Inc.                           41,410,016
                                                                      --------------
                                                                      $   80,888,079
------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                   Pioneer Fund | Semiannual Report | 6/30/14 23

------------------------------------------------------------------------------------
Shares                                                                Value
------------------------------------------------------------------------------------
              Asset Management & Custody Banks -- 2.5%
   698,337    Franklin Resources, Inc.                                $   40,391,812
   721,330    Invesco, Ltd.                                               27,230,208
   464,270    State Street Corp.                                          31,226,800
   410,345    T. Rowe Price Group, Inc.                                   34,637,221
                                                                      --------------
                                                                      $  133,486,041
------------------------------------------------------------------------------------
              Investment Banking & Brokerage -- 0.3%
   493,842    Morgan Stanley Co.                                      $   15,965,912
                                                                      --------------
              Total Diversified Financials                            $  294,966,038
------------------------------------------------------------------------------------
              INSURANCE -- 3.2%
              Life & Health Insurance -- 0.7%
   637,429    Aflac, Inc.                                             $   39,679,955
------------------------------------------------------------------------------------
              Property & Casualty Insurance -- 2.5%
   963,138    The Chubb Corp.                                         $   88,772,429
   452,398    The Travelers Companies, Inc.                               42,557,080
                                                                      --------------
                                                                      $  131,329,509
                                                                      --------------
              Total Insurance                                         $  171,009,464
------------------------------------------------------------------------------------
              SOFTWARE & SERVICES -- 9.6%
              Internet Software & Services -- 2.7%
   493,404    eBay, Inc.*                                             $   24,699,804
   710,051    Facebook, Inc.*                                             47,779,332
    49,696    Google, Inc.                                                28,589,115
    49,696    Google, Inc.*                                               29,055,760
   491,373    Yahoo!, Inc.*                                               17,261,933
                                                                      --------------
                                                                      $  147,385,944
------------------------------------------------------------------------------------
              IT Consulting & Other Services -- 0.7%
   206,201    International Business Machines Corp.                   $   37,378,055
------------------------------------------------------------------------------------
              Data Processing & Outsourced Services -- 2.4%
   383,180    Automatic Data Processing, Inc.                         $   30,378,510
   341,358    DST Systems, Inc.                                           31,462,967
   627,637    Fiserv, Inc.*                                               37,859,064
   125,356    Visa, Inc.                                                  26,413,763
                                                                      --------------
                                                                      $  126,114,304
------------------------------------------------------------------------------------
              Application Software -- 1.0%
   782,367    Adobe Systems, Inc.*                                    $   56,612,076
------------------------------------------------------------------------------------
              Systems Software -- 2.8%
 2,915,896    Microsoft Corp.                                         $  121,592,863
 1,128,570    Symantec Corp.                                              25,844,253
                                                                      --------------
                                                                      $  147,437,116
                                                                      --------------
              Total Software & Services                               $  514,927,495
------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

24 Pioneer Fund | Semiannual Report | 6/30/14

------------------------------------------------------------------------------------
Shares                                                                Value
------------------------------------------------------------------------------------
              TECHNOLOGY HARDWARE & EQUIPMENT -- 3.3%
              Communications Equipment -- 0.8%
   226,518    F5 Networks, Inc.*                                      $   25,243,166
   286,669    Motorola Solutions, Inc.                                    19,083,555
                                                                      --------------
                                                                      $   44,326,721
------------------------------------------------------------------------------------
              Computer Hardware -- 2.1%
 1,204,252    Apple, Inc.                                             $  111,911,138
------------------------------------------------------------------------------------
              Computer Storage & Peripherals -- 0.4%
   735,569    EMC Corp.                                               $   19,374,887
                                                                      --------------
              Total Technology Hardware & Equipment                   $  175,612,746
------------------------------------------------------------------------------------
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.6%
              Semiconductor Equipment -- 0.5%
   264,994    ASML Holding NV (A.D.R.)                                $   24,715,990
------------------------------------------------------------------------------------
              Semiconductors -- 2.1%
   888,377    Analog Devices, Inc.                                    $   48,034,544
   707,610    Intel Corp.                                                 21,865,149
   894,436    Xilinx, Inc.                                                42,315,767
                                                                      --------------
                                                                      $  112,215,460
                                                                      --------------
              Total Semiconductors & Semiconductor Equipment          $  136,931,450
------------------------------------------------------------------------------------
              TELECOMMUNICATION SERVICES -- 0.6%
              Integrated Telecommunication Services -- 0.6%
   617,768    Verizon Communications, Inc.                            $   30,227,388
                                                                      --------------
              Total Telecommunication Services                        $   30,227,388
------------------------------------------------------------------------------------
              UTILITIES -- 1.0%
              Electric Utilities -- 1.0%
   459,084    American Electric Power Co., Inc.                       $   25,603,115
   570,881    The Southern Co.                                            25,906,580
                                                                      --------------
                                                                      $   51,509,695
                                                                      --------------
              Total Utilities                                         $   51,509,695
------------------------------------------------------------------------------------
              TOTAL COMMON STOCKS
              (Cost $2,777,501,213)                                   $5,324,088,748
------------------------------------------------------------------------------------
              TOTAL INVESTMENT IN SECURITIES -- 99.7%
              (Cost $2,777,501,213) (a)                               $5,324,088,748
------------------------------------------------------------------------------------
              OTHER ASSETS & LIABILITIES -- 0.3%                      $   15,420,573
------------------------------------------------------------------------------------
              TOTAL NET ASSETS -- 100.0%                              $5,339,509,321
====================================================================================

*         Non-income producing security.

+ Investment held by the Fund representing 5% or more of the outstanding voting stock of such company. See Notes to Financial Statements --
          Note 6.

(A.D.R.)  American Depositary Receipts.

The accompanying notes are an integral part of these financial statements.

                                   Pioneer Fund | Semiannual Report | 6/30/14 25

(a) At June 30, 2014, the net unrealized appreciation on investments based on cost for federal income tax purposes of $2,782,149,620 was as follows:

           Aggregate gross unrealized appreciation for all investments in which
             there is an excess of value over tax cost                            $ 2,546,901,339

           Aggregate gross unrealized depreciation for all investments in which
             there is an excess of tax cost over value                                 (4,962,211)
                                                                                  ---------------
           Net unrealized appreciation                                            $ 2,541,939,128
                                                                                  ===============

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2014 aggregated $384,689,558 and $647,859,520, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

     Level 1 -- quoted prices in active markets for identical securities.

     Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements -- Note 1A.

     Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements -- Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3. See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of June 30, 2014, in valuing the Fund's investments:

--------------------------------------------------------------------------------
                        Level 1            Level 2     Level 3    Total
--------------------------------------------------------------------------------
Common Stocks           $5,324,088,748     $    --     $    --    $5,324,088,748
--------------------------------------------------------------------------------
Total                   $5,324,088,748     $    --     $    --    $5,324,088,748
================================================================================

During the six months ended June 30, 2014, there were no transfers between Levels 1, 2 and 3.

The accompanying notes are an integral part of these financial statements.

26 Pioneer Fund | Semiannual Report | 6/30/14

Statement of Assets and Liabilities | 6/30/14 (unaudited)

ASSETS:
  Investment in securities of unaffiliated issuers, at value
     (cost $2,771,776,255)                                                        $5,158,300,633
  Investment in securities of affiliated issuers, at value
     (cost $5,724,958)                                                               165,788,115
-------------------------------------------------------------------------------------------------
     Total investment in securities, at value (cost $2,777,501,213)               $5,324,088,748
  Cash                                                                                 6,776,506
  Foreign currency (cost $14)                                                                 14
  Receivables --
     Investment securities sold                                                       27,130,483
     Fund shares sold                                                                    965,225
     Dividends                                                                         5,401,934
  Prepaid Expenses                                                                        85,931
-------------------------------------------------------------------------------------------------
        Total assets                                                              $5,364,448,841
=================================================================================================
LIABILITIES:
  Payables --
     Investment securities purchased                                              $   18,028,890
     Fund shares repurchased                                                           5,656,547
     Dividends                                                                            17,963
  Due to affiliates                                                                    1,188,932
  Accrued expenses                                                                        47,188
-------------------------------------------------------------------------------------------------
        Total liabilities                                                         $   24,939,520
=================================================================================================
NET ASSETS:
  Paid-in capital                                                                 $2,484,589,153
  Undistributed net investment income                                                  1,599,753
  Accumulated net realized gain on investments and foreign currency transactions     306,731,806
  Net unrealized appreciation on investments                                       2,546,587,535
  Net unrealized appreciation on forward foreign currency contracts and
     other assets and liabilities denominated in foreign currencies                        1,074
-------------------------------------------------------------------------------------------------
        Total net assets                                                          $5,339,509,321
=================================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $4,771,747,677/114,667,140 shares)                            $        41.61
  Class B (based on $24,334,368/612,415 shares)                                   $        39.74
  Class C (based on $162,006,484/4,151,932 shares)                                $        39.02
  Class R (based on $74,103,818/1,775,621 shares)                                 $        41.73
  Class Y (based on $306,365,399/7,317,400 shares)                                $        41.87
  Class Z (based on $951,575/22,791 shares)                                       $        41.75
MAXIMUM OFFERING PRICE:
  Class A ($41.61 / 94.25%)                                                       $        44.15
=================================================================================================

The accompanying notes are an integral part of these financial statements.

                                   Pioneer Fund | Semiannual Report | 6/30/14 27

Statement of Operations (unaudited)

For the Six Months Ended 6/30/14

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $100,663 and
      including income from affiliated issuers of $1,477,564)        $ 48,845,959
  Interest                                                                    513
-------------------------------------------------------------------------------------------------
            Total investment income                                                 $ 48,846,472
-------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees
      Basic fee                                                      $ 15,431,354
      Performance adjustment                                           (2,804,461)
  Transfer agent fees and expenses
      Class A                                                           2,951,052
      Class B                                                              78,544
      Class C                                                              50,347
      Class R                                                               5,229
      Class Y                                                              10,931
      Class Z                                                                 565
  Distribution fees
      Class A                                                           5,721,316
      Class B                                                             128,829
      Class C                                                             789,385
      Class R                                                             183,156
  Shareholder communications expense                                    1,367,789
  Administrative reimbursement                                            798,435
  Custodian fees                                                           31,943
  Registration fees                                                        53,506
  Professional fees                                                       117,671
  Printing expense                                                          9,144
  Fees and expenses of nonaffiliated Trustees                             125,190
  Miscellaneous                                                            43,463
-------------------------------------------------------------------------------------------------
      Total expenses                                                                $ 25,093,388
-------------------------------------------------------------------------------------------------
          Net investment income                                                     $ 23,753,084
-------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
      Investments                                                    $283,727,597
      Forward foreign currency contracts and other assets
          and liabilities denominated in foreign currencies               (51,442)  $283,676,155
-------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation on:
      Investments                                                    $ 29,695,797
      Forward foreign currency contracts and other assets and
          liabilities denominated in foreign currencies                     1,527   $ 29,697,324
-------------------------------------------------------------------------------------------------
  Net gain on investments and foreign currency transactions                         $313,373,479
-------------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                              $337,126,563
=================================================================================================

The accompanying notes are an integral part of these financial statements.

28 Pioneer Fund | Semiannual Report | 6/30/14

Statements of Changes in Net Assets

-------------------------------------------------------------------------------------------------
                                                                 Six Months
                                                                 Ended
                                                                 6/30/14          Year Ended
                                                                 (unaudited)      12/31/13
-------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                            $   23,753,084   $   50,608,083
Net realized gain on investments and foreign
  currency transactions                                             283,676,155      372,815,117
Change in net unrealized appreciation on investments
  and foreign currency transactions                                  29,697,324      994,398,766
-------------------------------------------------------------------------------------------------
      Net increase in net assets resulting from operations       $  337,126,563   $1,417,821,966
-------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
      Class A ($0.18 and $0.38 per share, respectively)          $  (20,801,392)  $  (42,950,510)
      Class B ($0.00 and $0.00 per share, respectively)                      --               --
      Class C ($0.04 and $0.11 per share, respectively)                (169,590)        (461,604)
      Class R ($0.11 and $0.21 per share, respectively)                (198,132)        (528,897)
      Class Y ($0.23 and $0.49 per share, respectively)              (1,740,779)      (5,878,505)
      Class Z ($0.20 and $0.41 per share, respectively)                  (5,011)         (11,088)
Net realized gain:
      Class A ($0.00 and $3.49 per share, respectively)                      --     (382,373,867)
      Class B ($0.00 and $3.49 per share, respectively)                      --       (2,557,327)
      Class C ($0.00 and $3.49 per share, respectively)                      --      (14,048,872)
      Class R ($0.00 and $3.49 per share, respectively)                      --       (7,429,622)
      Class Y ($0.00 and $3.49 per share, respectively)                      --      (33,476,898)
      Class Z ($0.00 and $3.49 per share, respectively)                      --          (90,188)
-------------------------------------------------------------------------------------------------
           Total distributions to shareowners                    $  (22,914,904)  $ (489,807,378)
-------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale or exchange of shares                     $  103,914,057   $  257,020,786
Reinvestment of distributions                                        21,513,940      456,924,808
Cost of shares repurchased                                         (384,176,647)    (953,687,788)
Redemption in kind                                                           --      (32,712,314)
-------------------------------------------------------------------------------------------------
      Net decrease in net assets resulting from
          Fund share transactions                                $ (258,748,650)  $ (272,454,508)
-------------------------------------------------------------------------------------------------
      Net increase in net assets                                 $   55,463,009   $  655,560,080
NET ASSETS:
Beginning of period                                              $5,284,046,312   $4,628,486,232
-------------------------------------------------------------------------------------------------
End of period                                                    $5,339,509,321   $5,284,046,312
-------------------------------------------------------------------------------------------------
Undistributed net investment income                              $    1,599,753   $      761,573
=================================================================================================

The accompanying notes are an integral part of these financial statements.

                                   Pioneer Fund | Semiannual Report | 6/30/14 29

-------------------------------------------------------------------------------------------------
                                     '14 Shares   '14 Shares
                                     (unaudited)  (unaudited)       '13 Shares    '13 Amount
-------------------------------------------------------------------------------------------------
Class A
Shares sold                           1,989,687   $   78,635,113      4,235,363   $  157,465,358
Reinvestment of distributions           489,751       19,819,646     10,621,087      406,006,438
Less shares repurchased              (6,304,128)    (249,669,108)   (14,674,867)    (543,916,798)
-------------------------------------------------------------------------------------------------
      Net increase (decrease)        (3,824,690)  $ (151,214,349)       181,583   $   19,554,998
=================================================================================================
Class B
Shares sold or exchanged                  5,991   $      225,828         16,168   $      586,516
Reinvestment of distributions                --               --         68,839        2,518,825
Less shares repurchased                (168,567)      (6,356,614)      (389,261)     (13,850,025)
-------------------------------------------------------------------------------------------------
      Net decrease                     (162,576)  $   (6,130,786)      (304,254)  $  (10,744,684)
=================================================================================================
Class C
Shares sold                             198,474   $    7,330,249        578,855   $   20,550,122
Reinvestment of distributions             2,554           96,914        232,481        8,338,696
Less shares repurchased                (407,135)     (15,167,431)      (885,068)     (30,853,131)
-------------------------------------------------------------------------------------------------
      Net decrease                     (206,107)  $   (7,740,268)       (73,732)  $   (1,964,313)
=================================================================================================
Class R
Shares sold                              76,101   $    3,028,791        233,461   $    8,627,560
Reinvestment of distributions             4,755          193,373        203,722        7,796,829
Less shares repurchased                (473,094)     (18,593,583)    (1,469,462)     (54,782,146)
-------------------------------------------------------------------------------------------------
      Net decrease                     (392,238)  $  (15,371,419)    (1,032,279)  $  (38,357,757)
=================================================================================================
Class Y
Shares sold                             368,455   $   14,681,389      1,853,808   $   69,526,866
Reinvestment of distributions            34,331        1,398,996        838,109       32,162,744
Less shares repurchased              (2,386,631)     (94,189,819)    (8,281,330)    (309,728,965)
Redemption in kind                           --               --       (885,553)     (32,712,314)
-------------------------------------------------------------------------------------------------
      Net decrease                   (1,983,845)  $  (78,109,434)    (6,474,966)  $ (240,751,669)
=================================================================================================
Class Z
Shares sold                                 325   $       12,687          6,918   $      264,364
Reinvestment of distributions               124            5,011          2,641          101,276
Less shares repurchased                  (5,028)        (200,092)       (15,355)        (556,723)
-------------------------------------------------------------------------------------------------
      Net decrease                       (4,579)  $     (182,394)        (5,796)  $     (191,083)
=================================================================================================

The accompanying notes are an integral part of these financial statements.

30 Pioneer Fund | Semiannual Report | 6/30/14

Financial Highlights

-----------------------------------------------------------------------------------------------------------------------------------
                                                    Six Months
                                                    Ended          Year         Year         Year          Year         Year
                                                    6/30/14        Ended        Ended        Ended         Ended        Ended
                                                    (unaudited)    12/31/13     12/31/12     12/31/11      12/31/10     12/31/09
-----------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                $    39.18     $    32.45   $    38.62   $    40.96    $    35.72   $    29.13
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income                            $     0.19     $     0.38   $     0.48   $     0.46    $     0.35   $     0.40
   Net realized and unrealized gain (loss)
      on investments                                      2.42          10.22         3.14        (2.34)         5.22         6.59
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations  $     2.61     $    10.60   $     3.62   $    (1.88)   $     5.57   $     6.99
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                            $    (0.18)    $    (0.38)  $    (0.49)  $    (0.46)   $    (0.33)  $    (0.39)
   Net realized gain                                        --          (3.49)       (9.30)          --            --           --
   Tax return of capital                                    --             --           --           --            --        (0.01)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                 $    (0.18)    $    (3.87)  $    (9.79)  $    (0.46)   $    (0.33)  $    (0.40)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value          $     2.43     $     6.73   $    (6.17)  $    (2.34)   $     5.24   $     6.59
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $    41.61     $    39.18   $    32.45   $    38.62    $    40.96   $    35.72
===================================================================================================================================
Total return*                                             6.67%         33.06%        9.90%       (4.59)%       15.72%       24.24%
Ratio of net expenses to average net assets               0.96%**        0.97%        1.01%        1.09%         1.16%        1.23%
Ratio of net investment income to average
   net assets                                             0.94%**        1.02%        1.24%        1.11%         0.94%        1.31%
Portfolio turnover rate                                     15%**           7%          41%          10%           10%          12%
Net assets, end of period (in thousands)            $4,771,748     $4,642,106   $3,839,361   $3,976,835    $4,526,447   $4,323,282
===================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.

The accompanying notes are an integral part of these financial statements.

                                   Pioneer Fund | Semiannual Report | 6/30/14 31

-----------------------------------------------------------------------------------------------------------------------------------
                                                       Six Months
                                                       Ended          Year         Year        Year         Year         Year
                                                       6/30/14        Ended        Ended       Ended        Ended        Ended
                                                       (unaudited)    12/31/13     12/31/12    12/31/11     12/31/10     12/31/09
-----------------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                   $  37.49       $  31.26     $ 37.60     $ 39.86      $ 34.82      $   28.43
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                        $  (0.08)      $  (0.10)    $ (0.01)    $ (0.03)     $ (0.06)     $    0.06
   Net realized and unrealized gain (loss)
      on investments                                       2.33           9.82        3.03       (2.23)        5.10           6.41
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations     $   2.25       $   9.72     $  3.02     $ (2.26)     $  5.04      $    6.47
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                               $     --       $     --     $ (0.06)    $    --(a)   $    --      $   (0.07)
   Net realized gain                                         --          (3.49)      (9.30)         --(a)        --             --
   Tax return of capital                                     --             --          --          --           --          (0.01)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                    $     --       $  (3.49)    $ (9.36)    $    --(a)   $    --      $   (0.08)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value             $   2.25       $   6.23     $ (6.34)    $ (2.26)     $  5.04      $    6.39
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $  39.74       $  37.49     $ 31.26     $ 37.60      $ 39.86      $   34.82
===================================================================================================================================
Total return*                                              6.00%         31.36%       8.55%      (5.67)%      14.47%         22.84%
Ratio of net expenses to average net assets                2.28%**        2.24%       2.27%       2.24%        2.24%          2.34%
Ratio of net investment income (loss) to average
   net assets                                             (0.39)%**      (0.26)%     (0.03)%     (0.06)%      (0.14)%         0.23%
Portfolio turnover rate                                      15%**           7%         41%         10%          10%            12%
Net assets, end of period (in thousands)               $ 24,334       $ 29,053     $33,737     $48,149      $82,547      $ 110,976
===================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.

(a) Dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer Funds, as permitted by existing exchange privileges.

The accompanying notes are an integral part of these financial statements.

32 Pioneer Fund | Semiannual Report | 6/30/14

-----------------------------------------------------------------------------------------------------------------------------------
                                                                Six Months
                                                                Ended        Year       Year       Year        Year       Year
                                                                6/30/14      Ended      Ended      Ended       Ended      Ended
                                                                (unaudited)  12/31/13   12/31/12   12/31/11    12/31/10   12/31/09
-----------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                            $  36.75     $  30.64   $  36.99   $  39.26    $  34.26   $  27.96
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income                                        $   0.03     $   0.09   $   0.17   $   0.13    $   0.05   $   0.16
   Net realized and unrealized gain (loss) on investments           2.28         9.62       2.99      (2.23)       5.01       6.31
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations              $   2.31     $   9.71   $   3.16   $  (2.10)   $   5.06   $   6.47
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                        $  (0.04)    $  (0.11)  $  (0.21)  $  (0.17)   $  (0.06)  $  (0.16)
   Net realized gain                                                  --        (3.49)     (9.30)        --          --         --
   Tax return of capital                                              --           --         --         --          --      (0.01)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                             $  (0.04)    $  (3.60)  $  (9.51)  $  (0.17)   $  (0.06)  $  (0.17)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                      $   2.27     $   6.11   $  (6.35)  $  (2.27)   $   5.00   $   6.30
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $  39.02     $  36.75   $  30.64   $  36.99    $  39.26   $  34.26
===================================================================================================================================
Total return*                                                       6.29%       32.00%      9.06%     (5.33)%     14.80%     23.28%
Ratio of net expenses to average net assets                         1.73%**      1.74%      1.80%      1.87%       1.96%      1.99%
Ratio of net investment income to average net assets                0.17%**      0.25%      0.45%      0.33%       0.14%      0.56%
Portfolio turnover rate                                               15%**         7%        41%        10%         10%        12%
Net assets, end of period (in thousands)                        $162,006     $160,158   $135,811   $147,166    $177,540   $178,807
===================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.

The accompanying notes are an integral part of these financial statements.

                                   Pioneer Fund | Semiannual Report | 6/30/14 33

-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Six Months
                                                                  Ended       Year      Year       Year        Year       Year
                                                                  6/30/14     Ended     Ended      Ended       Ended      Ended
                                                                  (unaudited) 12/31/13  12/31/12   12/31/11    12/31/10   12/31/09
-----------------------------------------------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                              $ 39.27     $ 32.51   $  38.67   $  41.00    $  35.76   $  29.17
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income                                          $  0.13     $  0.25   $   0.36   $   0.34    $   0.22   $   0.33
   Net realized and unrealized gain (loss) on investments            2.44       10.21       3.14      (2.33)       5.23       6.58
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations                $  2.57     $ 10.46   $   3.50   $  (1.99)   $   5.45   $   6.91
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                          $ (0.11)    $ (0.21)  $  (0.36)  $  (0.34)   $  (0.21)  $  (0.31)
   Net realized gain                                                   --       (3.49)     (9.30)        --         --          --
   Tax return of capital                                               --          --         --         --         --       (0.01)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                               $ (0.11)    $ (3.70)  $  (9.66)  $  (0.34)   $  (0.21)  $  (0.32)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $  2.46     $  6.76   $  (6.16)  $  (2.33)   $   5.24   $   6.59
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $ 41.73     $ 39.27   $  32.51   $  38.67    $  41.00   $  35.76
===================================================================================================================================
Total return*                                                        6.55%      32.52%      9.57%     (4.85)%     15.31%     23.94%
Ratio of net expenses to average net assets                          1.23%**     1.34%      1.33%      1.38%       1.50%      1.45%
Ratio of net investment income to average net assets                 0.66%**     0.64%      0.92%      0.83%       0.60%      1.07%
Portfolio turnover rate                                                15%**        7%        41%        10%         10%        12%
Net assets, end of period (in thousands)                          $74,104     $85,141   $104,042   $127,377    $137,683   $121,773
===================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.

**   Annualized.

The accompanying notes are an integral part of these financial statements.

34 Pioneer Fund | Semiannual Report | 6/30/14

-----------------------------------------------------------------------------------------------------------------------------------
                                                           Six Months
                                                           Ended        Year       Year      Year          Year         Year
                                                           6/30/14      Ended      Ended     Ended         Ended        Ended
                                                           (unaudited)  12/31/13   12/31/12  12/31/11      12/31/10     12/31/09
-----------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                       $  39.40     $  32.61   $  38.75  $    41.09    $    35.84   $    29.22
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income                                   $   0.25     $   0.53   $   0.75  $     0.60    $     0.49   $     0.52
   Net realized and unrealized gain (loss) on investments      2.45        10.24       3.03       (2.34)         5.25         6.65
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations         $   2.70     $  10.77   $   3.78  $    (1.74)   $     5.74   $     7.17
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                   $  (0.23)    $  (0.49)  $  (0.62) $    (0.60)   $    (0.49)  $    (0.54)
   Net realized gain                                             --        (3.49)     (9.30)         --            --           --
   Tax return of capital                                         --           --         --          --            --        (0.01)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                        $  (0.23)    $  (3.98)  $  (9.92) $    (0.60)   $    (0.49)  $    (0.55)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                 $   2.47     $   6.79   $  (6.14) $    (2.34)   $     5.25   $     6.62
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $  41.87     $  39.40   $  32.61  $    38.75    $    41.09   $    35.84
===================================================================================================================================
Total return*                                                  6.87%       33.46%     10.29%      (4.22)%       16.17%       24.86%
Ratio of net expenses to average net assets                    0.66%**      0.63%      0.66%       0.72%         0.74%        0.71%
Ratio of net investment income to average net assets           1.23%**      1.35%      1.54%       1.49%         1.37%        1.72%
Portfolio turnover rate                                          15%**         7%        41%         10%           10%          12%
Net assets, end of period (in thousands)                   $306,365     $366,513   $514,457  $1,860,141    $1,929,967   $1,279,182
===================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.

**   Annualized.

The accompanying notes are an integral part of these financial statements.

                                   Pioneer Fund | Semiannual Report | 6/30/14 35

-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Six Months
                                                                 Ended         Year      Year       Year        Year       Year
                                                                 6/30/14       Ended     Ended      Ended       Ended      Ended
                                                                 (unaudited)   12/31/13  12/31/12   12/31/11    12/31/10   12/31/09
-----------------------------------------------------------------------------------------------------------------------------------
Class Z
Net asset value, beginning of period                             $ 39.29       $ 32.53   $ 38.68    $ 41.03     $ 35.80    $ 29.20
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income                                         $  0.23       $  0.43   $  0.55    $  0.50     $  0.48    $  0.48
   Net realized and unrealized gain (loss) on investments           2.43         10.23      3.15      (2.28)       5.23       6.64
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations               $  2.66       $ 10.66   $  3.70    $ (1.78)    $  5.71    $  7.12
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                                         $ (0.20)      $ (0.41)  $ (0.55)   $ (0.57)    $ (0.48)   $ (0.51)
   Net realized gain                                                  --         (3.49)    (9.30)        --          --         --
   Tax return of capital                                              --            --        --         --          --      (0.01)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                              $ (0.20)      $ (3.90)  $ (9.85)   $ (0.57)    $ (0.48)   $ (0.52)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                       $  2.46       $  6.76   $ (6.15)   $ (2.35)    $  5.23    $  6.60
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $ 41.75       $ 39.29   $ 32.53    $ 38.68     $ 41.03    $ 35.80
===================================================================================================================================
Total return*                                                       6.78%        33.18%    10.09%     (4.34)%     16.09%     24.72%
Ratio of net expenses to average net assets                         0.77%**       0.85%     0.85%      0.85%       0.80%      0.85%
Ratio of net investment income to average net assets                1.13%**       1.14%     1.40%      1.39%       1.31%      1.68%
Portfolio turnover rate                                               15%            7%       41%        10%         10%        12%
Net assets, end of period (in thousands)                         $   952       $ 1,075   $ 1,079    $ 1,042     $   580    $   310
Ratios with no waiver of fees and assumption of expenses by
   the Adviser and no reduction for fees paid indirectly:
   Total expenses                                                   0.77%**       0.85%     0.87%      0.99%       0.80%      1.03%
   Net investment income                                            1.13%**       1.14%     1.38%      1.25%       1.31%      1.50%
===================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.

**   Annualized.

The accompanying notes are an integral part of these financial statements.

36 Pioneer Fund | Semiannual Report | 6/30/14

Notes to Financial Statements | 6/30/14 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to provide reasonable income and capital growth.

The Fund offers six classes of shares designated as Class A, Class B, Class C, Class R, Class Y and Class Z shares. Class Z shares were first publicly offered on April 30, 2007. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y or Class Z shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

                                   Pioneer Fund | Semiannual Report | 6/30/14 37

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Shares of money market mutual funds are valued at such funds' net asset value.

     Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

     Securities for which independent pricing services are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of Pioneer Investment Management, Inc.
     (PIM), the Fund's investment adviser, pursuant to procedures adopted by the Fund's Board of Trustees. PIM's fair valuation team uses fair value methods approved by the Valuation Committee of the Board of Trustees. PIM's fair valuation team is responsible for monitoring developments that may impact fair valued securities and for discussing and assessing fair values on an ongoing basis, and at least quarterly, with the Valuation Committee of the Board of Trustees.

     Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund's securities may differ significantly from exchange prices and such differences could be material.

     At June 30, 2014, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services or broker-dealers).

     Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend

38 Pioneer Fund | Semiannual Report | 6/30/14 data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in the market prices of those securities but are included with the net realized and unrealized gain or loss on investments.

C.   Forward Foreign Currency Contracts

     The Fund may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized appreciation or depreciation is recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. At June 30, 2014, the Fund had no outstanding forward foreign currency contracts.

D.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of December 31, 2013, the Fund did not accrue any interest or penalties related to uncertain tax positions, which, if applicable, would be recorded as an income tax expense in the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by Federal and State tax authorities.

                                   Pioneer Fund | Semiannual Report | 6/30/14 39

     The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. generally accepted accounting principles. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.

     The tax character of current year distributions payable will be determined at the end of the Fund's taxable year. The tax character of distributions paid during the years ended December 31, 2013 was as follows:

     ---------------------------------------------------------------------------
                                                                            2013
     ---------------------------------------------------------------------------
     Distributions paid from:
     Ordinary income                                              $   59,166,847
     Long-term capital gain                                          430,640,531
     ---------------------------------------------------------------------------
          Total                                                   $  489,807,378
     ===========================================================================

     The following shows the components of distributable earnings on a federal income tax basis at December 31, 2013:

     ---------------------------------------------------------------------------
                                                                            2013
     ---------------------------------------------------------------------------
     Distributable earnings:
     Undistributed ordinary income                                $      366,574
     Undistributed long-term capital gain                             29,368,012
     Capital loss carryforward                                          (445,041)
     Current year post-October loss                                     (823,914)
     Net unrealized appreciation                                   2,512,242,878
     ---------------------------------------------------------------------------
          Total                                                   $2,540,708,509
     ===========================================================================

     The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales and on the tax-basis adjustments on other holdings.

E.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $296,532 in underwriting commissions on the sale of Class A shares during the six months ended June 30, 2014.

40 Pioneer Fund | Semiannual Report | 6/30/14

F.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively (see Note 4). Class Y and Class Z shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C, Class R, Class Y and Class Z shares can reflect different transfer agent and distribution expense rates.

G.   Risks

     At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

H.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. PIM is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.60% of the Fund's average daily net assets up to $7.5 billion, 0.575% on the next $2.5 billion and 0.55% on assets over $10 billion. The basic fee can increase or decrease by a maximum of 0.10% based on the investment performance of the

                                   Pioneer Fund | Semiannual Report | 6/30/14 41

Fund's Class A shares as compared to the Standard and Poor's 500 Index. The performance comparison is made for a rolling 36-month period. In addition, Pioneer contractually limits any positive adjustment of the Fund's management fee to 0.10% of the Fund's average daily net assets on an annual basis (i.e., to a maximum annual fee of 0.70% after the performance adjustment). For the six months ended June 30, 2014, the aggregate performance adjustment resulted in a decrease to the basic fee of $2,804,461. For the six months ended June 30, 2014, the net management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.49% of the Fund's average daily net assets.

PIM has contractually agreed to limit ordinary operating expenses of the Fund to the extent required to reduce Fund expenses to 0.85% of the average daily net assets attributable to Class Z shares. The expense limitation for Class Z shares is in effect through May 1, 2015. Fees waived and expenses reimbursed during the six months ended June 30, 2014 are reflected on the Statement of Operations. Class A, Class B, Class C, Class R and Class Y shares do not have an expense limitation. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $364,781 in management fees, administrative costs and certain other reimbursements payable to PIM at June 30, 2014.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended June 30, 2014, such out-of-pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
Shareholder Communications:
--------------------------------------------------------------------------------
Class A                                                           $      999,415
Class B                                                                   17,934
Class C                                                                  101,133
Class R                                                                   66,496
Class Y                                                                  182,187
Class Z                                                                      624
--------------------------------------------------------------------------------
  Total                                                           $    1,367,789
================================================================================

42 Pioneer Fund | Semiannual Report | 6/30/14

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $613,115 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at June 30, 2014.

4. Distribution and Service Plans

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B, Class C and Class R shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Plan, the Fund further pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $211,036 in distribution fees payable to PFD at June 30, 2014.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class R, Class Y and Class Z shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class R, Class Y or Class Z shares. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2014, CDSCs in the amount of $6,132 were paid to PFD.

                                   Pioneer Fund | Semiannual Report | 6/30/14 43

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS which may result in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended June 30, 2014, the Fund's expenses were not reduced under such arrangements.

6. Affiliated Companies

The Fund's investments in certain companies may exceed 5% of the outstanding voting stock of those companies. Such companies are deemed affiliates of the Fund for financial reporting purposes. The following summarizes transactions with affiliates of the Fund for the six months ended June 30, 2014:

------------------------------------------------------------------------------------------
                  Beginning                          Ending
                  Balance     Purchases   Sales      Balance     Dividend
Affiliates        (shares)    (shares)    (shares)   (shares)    Income       Value
------------------------------------------------------------------------------------------
John Wiley and
 Sons, Inc.       2,770,350   --          (34,121)   2,736,229   $1,477,564   $165,788,115
------------------------------------------------------------------------------------------

7. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. The credit facility in effect until February 12, 2014 was in the amount of $215 million. As of February 12, 2014, the facility is in the amount of $240 million. Under such facility, depending on the type of loan, interest on borrowings is payable at the London Interbank Offered Rate (LIBOR) plus 0.90% (0.85% as of February 12, 2014) on an annualized basis, or the Alternate Base Rate, which is the greater of (a) the facility's administrative agent's daily announced prime rate on the borrowing date, (b) 2% plus the Federal Funds Rate on the borrowing date and (c) 2% plus the overnight Euro dollar rate on the borrowing date. The Funds pay an annual commitment fee to participate in a credit facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the six months ended June 30, 2014, the Fund had no outstanding borrowings.

44 Pioneer Fund | Semiannual Report | 6/30/14

8. Change in Independent Registered Public Accounting Firm

The Board of Trustees of the Fund, with the approval and recommendation of the Audit Committee, appointed Deloitte & Touche LLP to serve as the Fund's independent registered public accounting firm for the fiscal year ending December 31, 2014. Deloitte & Touche LLP replaces Ernst & Young LLP, which resigned as the Fund's independent registered public accounting firm, effective upon completion of the audit of the Fund's financial statements for the fiscal year ended December 31, 2013.

During the periods that Ernst & Young LLP served as the Fund's independent registered public accounting firm, including the Fund's two most recent fiscal years, Ernst & Young LLP's reports on the financial statements of the Fund have not contained an adverse opinion or disclaimer of opinion and have not been qualified or modified as to uncertainty, audit scope or accounting principles. Further, there have been no disagreements with Ernst & Young LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of Ernst & Young LLP would have caused Ernst & Young LLP to make reference to the subject matter of the disagreement in connection with its report on the financial statements. In addition, there have been no reportable events of the kind described in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

9. Subsequent Event

Upcoming Conversion of Class B Shares

As of the close of business on November 10, 2014 (the "Conversion Date"), all outstanding Class B shares of the Pioneer funds will be converted to Class A shares. Shareholders may continue to hold their Class B shares until the Conversion Date. Prior to the Conversion Date, redemptions of Class B shares are subject to any applicable contingent deferred sales charges (CDSCs). Class A shares acquired through the conversion will not be subject to CDSCs, nor will any sales charges be assessed in connection with the conversion. After the Conversion Date, subsequent purchases of Class A shares will be subject to sales charges as described in the Fund's prospectus.

                                   Pioneer Fund | Semiannual Report | 6/30/14 45

Trustees, Officers and Service Providers

Trustees                               Officers
Thomas J. Perna, Chairman              Daniel K. Kingsbury, President*
David R. Bock                          Mark D. Goodwin, Executive
Benjamin M. Friedman                      Vice President
Margaret B.W. Graham                   Mark E. Bradley, Treasurer**
Daniel K. Kingsbury*                   Christopher J. Kelley, Secretary
Marguerite A. Piret
Kenneth J. Taubes
Stephen K. West***

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

*    Chief Executive Officer of the Fund. Resigned effective August 8, 2014.

**   Chief Financial and Accounting Officer of the Fund.

***  Retired effective July 15, 2014.

46 Pioneer Fund | Semiannual Report | 6/30/14

                           This page for your notes.

                                   Pioneer Fund | Semiannual Report | 6/30/14 47

                           This page for your notes.

48 Pioneer Fund | Semiannual Report | 6/30/14

                           This page for your notes.

                                   Pioneer Fund | Semiannual Report | 6/30/14 49

                           This page for your notes.

50 Pioneer Fund | Semiannual Report | 6/30/14

                           This page for your notes.

                                   Pioneer Fund | Semiannual Report | 6/30/14 51

                           This page for your notes.

52 Pioneer Fund | Semiannual Report | 6/30/14

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: us.pioneerinvestments.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO] PIONEER
       Investments(R)


Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109

us.pioneerinvestments.com

Securities offered through Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(C) 2014 Pioneer Investments 19404-08-0814

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 12(a)(1), a copy of its code of ethics that applies to the registrant's principal executive officer,principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Not applicable.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Not applicable.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Not applicable.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Not applicable.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Not applicable.


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Not applicable.

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

Not applicable.

(h) Disclose whether the registrants audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant's portfolio ("Portfolio Manager"). Also state each Portfolio Manager's business experience during the past 5 years.


Not applicable to open-end management investment companies.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable to open-end management investment companies.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occured during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Fund


By (Signature and Title)* /s/ Mark Goodwin
Mark Goodwin, Executive Vice President

Date August 28, 2014


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Mark Goodwin
Mark Goodwin, Executive Vice President

Date August 28, 2014


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer & Chief Accounting & Financial Officer

Date August 28, 2014

* Print the name and title of each signing officer under his or her signature.